Concession Contract Assets - Summary of Changes in Concession Contract Assets (Parenthetical) (Detail) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Additions to distribution asset	R$ 893	R$ 25	R$ 2,271
Capitalised borrowing cost	26
Provision for impairment	42
Distribution [member]
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Additions to distribution asset	R$ 726